UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __December 31, 2001_____________

Check here if Amendment [ ];   Amendment Number: ___
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elias Asset Management
           -----------------------------------------------------------------
Address:   500 Essjay Rd.  Suite 220
           -----------------------------------------------------------------
           Williamsville, NY  14221
           -----------------------------------------------------------------



Form 13F File Number:    28-04969
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Brace
          -----------------------------------------
Title:    Portfolio Manager
          -----------------------------------------
Phone:    716-633-3800
          -----------------------------------------

Signature, Place, and Date of Signing:

                     WILLIAMSVILLE, NY                      02/11/02
------------------   ------------------------               --------
[Signature]           [City, State]                          [Date]


Report Type          (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


   Form 13F File Number     Name

   28- 04969                                           -  [Repeat as necessary.]
   ----------------         -------------------------

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0
                                                 ------------
Form 13F Information Table Entry Total:              84
                                                 ------------
Form 13F Information Table Value Total:            $381749
                                                 ------------
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.       Form 13F File Number           Name

 ____      28-_____________________           __________________________

 [Repeat as necessary.]

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


                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                December 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc.           COM              00184A105     8514   265237 SH       Sole                   265237
Abbott Labs                    COM              002824100      245     4400 SH       Sole                     4400
American Express               COM              025816109     8840   247701 SH       Sole                   247701
American International Group   COM              026874107    16583   208854 SH       Sole                   208854
Amgen Inc.                     COM              031162100      258     4575 SH       Sole                     4575
Anadarko Petroleum Corp.       COM              032511107    11138   195920 SH       Sole                   195920
Automatic Data Processing      COM              053015103    14599   247863 SH       Sole                   247863
Bank of New York               COM              064057102      314     7700 SH       Sole                     7700
Bristol Myers Squibb           COM              110122108     9881   193750 SH       Sole                   193750
Cardinal Health Inc            COM              14149Y108    10462   161806 SH       Sole                   161806
Cigna Corp.                    COM              125509109      222     2400 SH       Sole                     2400
Cisco Sys Inc.                 COM              17275R102     7447   411224 SH       Sole                   411224
Citigroup                      COM              172967101    19124   378852 SH       Sole                   378852
Clear Channel Communications   COM              184502102    10558   207386 SH       Sole                   207386
Corning Inc.                   COM              219350105     4392   492419 SH       Sole                   492419
DuPont E.I.                    COM              263534109    11470   269825 SH       Sole                   269825
EMC Corp. Mass                 COM              268648102     5056   376170 SH       Sole                   376170
Emerson Electric               COM              291011104    11419   199976 SH       Sole                   199976
Exxon Mobil Corporation        COM              30231G102    13479   342979 SH       Sole                   342979
General Electric               COM              369604103    15118   377183 SH       Sole                   377183
Home Depot Inc.                COM              437076102    15192   297832 SH       Sole                   297832
Intel Corp.                    COM              458140100    13287   422485 SH       Sole                   422485
JP Morgan Chase & Company      COM              46625H100    10558   290445 SH       Sole                   290445
Johnson & Johnson              COM              478160104      516     8735 SH       Sole                     8735
Kimberly Clark                 COM              494368103    10325   172665 SH       Sole                   172665
Lilly, Eli & Co.               COM              532457108    10293   131054 SH       Sole                   131054
Limited Inc.                   COM              532716107    10895   740179 SH       Sole                   740179
Marsh & McLennan Cos.          COM              571748102    12089   112510 SH       Sole                   112510
Merck and Co.                  COM              589331107      326     5545 SH       Sole                     5545
Merrill-Lynch                  COM              590188108    10964   210358 SH       Sole                   210358
Microsoft, Inc.                COM              594918104    13322   201083 SH       Sole                   201083
Nasdaq-100 (QQQ)               COM              631100104      609    15650 SH       Sole                    15650
Pfizer Inc.                    COM              717081103      246     6166 SH       Sole                     6166
S & P 500 Dep Receipt          COM              78462F103     1189    10400 SH       Sole                    10400
Solectron Corp.                COM              834182107     5202   461174 SH       Sole                   461174
Texas Instruments              COM              882508104    10516   375557 SH       Sole                   375557
Tyco International Ltd         COM              902124106    13689   232410 SH       Sole                   232410
Wal-Mart Stores                COM              931142103    13243   230113 SH       Sole                   230113
Walt Disney Co.                COM              254687106     8445   407588 SH       Sole                   407588
WorldCom Inc.                  COM              98157D106     9710   689611 SH       Sole                   689611
Brandywine Fund                                 10532D107      657    28143 SH       Sole                    28143
Eaton Vance Tax Managed Growth                  277919205      400      778 SH       Sole                      778
EuroPacific Growth Fund                         298706102     1595    59369 SH       Sole                    59369
Managers Special Equity Fund                    561717208      677     9589 SH       Sole                     9589
Small Cap Value #58                             783925688      681    40642 SH       Sole                    40642
First Mutual Fund                               892880105     1504   151428 SH       Sole                   151428
Sun Trust 7.125%                                86789N204      225     9000 SH       Sole                     9000
American Home Products         COM                            1455    23720 SH       Sole                    23720
Amgen Inc.                     COM              031162100     2715    48100 SH       Sole                    48100
BP PLC-Spons ADR               COM              055622104      369     7940 SH       Sole                     7940
BSB Bancorp Inc.               COM              055652101      238    10048 SH       Sole                    10048
Bankamerica Corp.              COM                             224     3562 SH       Sole                     3562
Bristol Myers Squibb           COM                            1190    23325 SH       Sole                    23325
ChevronTexaco Corp.            COM              166764100      719     8024 SH       Sole                     8024
Colgate - Palmolive            COM              194162103      416     7200 SH       Sole                     7200
Colonial Bancgroup             COM              195493309      169    12000 SH       Sole                    12000
Community Bank Systems         COM              203607106     1192    45500 SH       Sole                    45500
Computer Task Group            COM              205477102      752   190750 SH       Sole                   190750
DuPont E.I.                    COM                             293     6896 SH       Sole                     6896
Employee Benefit Stock Fund    COM              DONTPRIC5     3654   223735 SH       Sole                   223735
Exxon Mobil Corporation        COM              30231G102     2706    68862 SH       Sole                    68862
General Electric               COM              369604103     3202    79896 SH       Sole                    79896
Gillette Co.                   COM              375766102      790    23664 SH       Sole                    23664
Home Depot                     COM                             412     8071 SH       Sole                     8071
Intel Corp.                    COM                             334    10610 SH       Sole                    10610
International Business Machine COM                             543     4491 SH       Sole                     4491
Ishares Russell 2000 Growth    COM              464287648      241     4200 SH       Sole                     4200
Jefferson Pilot Corp.          COM              475070108      211     4555 SH       Sole                     4555
Johnson & Johnson              COM              478160104      230     3900 SH       Sole                     3900
Merck and Co.                  COM                             906    15411 SH       Sole                    15411
Microsoft, Inc.                COM              594918104      276     4172 SH       Sole                     4172
Pfizer Inc.                    COM              717081103      307     7700 SH       Sole                     7700
Philip Morris                  COM              718154107      220     4800 SH       Sole                     4800
Rand Capital Corp.             COM              752185108       13    10000 SH       Sole                    10000
S & P Mid-Cap 400 Dep Rcpts (M COM              595635103      362     3900 SH       Sole                     3900
SBC Communications             COM                             310     7903 SH       Sole                     7903
Safari Associates Inc.         COM              786363101        9    26500 SH       Sole                    26500
Star Publications Inc          COM                               0    10000 SH       Sole                    10000
Trustco Bank Corp.             COM              898349105      445    35440 SH       Sole                    35440
Union Pacific                  COM              907818108      311     5460 SH       Sole                     5460
United Technologies            COM                             273     4225 SH       Sole                     4225
WM Wrigley Jr. Co.             COM              982526105      308     6000 SH       Sole                     6000
Wal-Mart Stores                COM                             207     3600 SH       Sole                     3600
Walgreen Co.                   COM              931422109      269     8000 SH       Sole                     8000
REPORT SUMMARY                 84 DATA RECORDS              381749

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